Options and Warrants (Details) - Schedule of Warrants Exercisable - Warrants [Member] - USD ($)	3 Months Ended	12 Months Ended
	Apr. 30, 2024	Jan. 31, 2024	Jan. 31, 2023
Schedule of Changes in Warrants Outstanding [Line Items]
Shares, Outstanding beginning balance	1,283,038	1,307,671
Exercise Price, Outstanding beginning balance	$ 5.88	$ 6.43
Remaining Life, Outstanding beginning balance		3 years 4 months 2 days
Intrinsic Value, Outstanding beginning balance
Shares, Granted	4,200,000	175,833	25,000
Exercise Price, Granted	$ 6.43	$ 2.28	$ 7.5
Remaining Life, Granted	5 years	2 years 11 months 19 days	5 years
Intrinsic Value, Granted
Shares, Expired/Cancelled		(200,466)	(97,534)
Exercise Price, Expired/Cancelled		$ 6.33	$ 5.36
Remaining Life, Expired/Cancelled
Intrinsic Value, Expired/Cancelled
Shares, Exercised
Exercise Price, Exercised			$ 5.36
Remaining Life, Exercised
Intrinsic Value, Exercised
Shares, Outstanding ending balance	5,483,038	1,283,038	1,307,671
Exercise Price, Outstanding ending balance	$ 6.3	$ 5.88	$ 6.43
Remaining Life, Outstanding ending balance	4 years 3 months	2 years 11 months 19 days	3 years 4 months 2 days
Intrinsic Value, Outstanding ending balance	$ 233,125
Shares, Exercisable	5,483,038	1,283,038
Exercise Price, Exercisable	$ 6.3	$ 5.88
Remaining Life, Exercisable	4 years 3 months	2 years 11 months 19 days
Intrinsic Value, Exercisable	$ 233,125	$ 99,166